OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Other long-term debt [Line Items]
Schedule of other long-term liabilities
	As of December 31
	2013	2014
Sales down payment for properties	3,280	-
Interest free government loan	4,921	9,805
Total other long-term liabilities	8,201	9,805